RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9– RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of two note payables with a related party:

1)	A zero interest note payable for $20,000 from a related party to Kona Gold, LLC. Payments of $500 per month commenced in February 2019, with the final payment due April 2021. The balances of this note as of March 31, 2020, and 2019 are $13,000, and $19,000, respectively.

2)	A zero interest note payable for $70,000 from the same related party to Gold Leaf LLC. Payments of $500 per month commenced in March 2019, with final payment due March 2021. The balances of this note as of March 31, 2020, and 2019 are $64,000 and $59,500, respectively.

The future maturities are as follows:

2020	$9,000
2021	68,000
$77,000

B.	Line of credit consists of two agreements with a related party.

1)	A revolving line of credit from a related party to Kona Gold, LLC, dated April 4, 2019, allows for borrowings up to $1,500,000. Advances under this line bears interest at the rate of zero percent per annum. The line of credit matures on April 4, 2021. The balances as of March 31, 2020, and 2019 are $1,232,151 and $42,151.

2)	A revolving line of credit from the same related party to Gold Leaf, LLC, dated August 29, 2019, allows for borrowings up to $200,000. Advances under this line bear interest at the rate of zero percent per annum. The line of credit matures on August 29, 2021. The balance as of March 31, 2020 is $120,120.

NOTE 9– RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of two note payables with a related party:

1)	A zero interest note payable for $20,000 from a related party to Kona Gold, LLC. Payments of $500 per month is due beginning February, 2019, with the final payment due April, 2021. The balance of this note as of December 31, 2019 is $14,500.

2)	A zero interest note payable for $70,000 from the same related party to Gold Leaf LLC. Payments of $500 per month is due beginning March, 2019, with final payment due March, 2021.The balance of this note as of December 31, 2019 is $65,500.

The future maturities are as follows:

2020	$12,000
2021	68,000
$80,000

B.	Line of credit consists of two agreements with a related party.

1)	A revolving line of credit from a related party to Kona Gold, LLC., dated April 4, 2019, allows for borrowings up to $1,500,000. Advances under this line bears interest at the rate of zero percent per annum, and matures on April 4, 2021. The balance as of December 31, 2019 is $992,151.

2)	A revolving line of credit from the same related party to Gold Leaf, LLC., dated August 29, 2019, allows for borrowings up to $200,000. Advances under this line bears interest at the rate of zero percent per annum, and matures on August 29, 2021. The balance as of December 31, 2019 is $100,000.